Expense Example, No Redemption - Value Line Small Cap Opportunities Fund, Inc.	Sep. 25, 2026 USD ($)
Value Line Small Cap Opportunities Fund, Inc.
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 123
Expense Example, No Redemption, 3 Years	384
Expense Example, No Redemption, 5 Years	665
Expense Example, No Redemption, 10 Years	1,466
Institutional
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	99
Expense Example, No Redemption, 3 Years	309
Expense Example, No Redemption, 5 Years	536
Expense Example, No Redemption, 10 Years	$ 1,190